Commitments and Contingencies (Details Narrative) - USD ($)		12 Months Ended
	Oct. 01, 2016	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Lease term	60 months
Monthly payments	$ 1,600
Lease description	The lease requires monthly payments of $1,600 for the first 24 months and after that increases by 3% each year, and contains one five year renewal option.
Renewal term	5 years
Rent expenses		$ 16,225	$ 28,896
Advance payment		1,600
Security deposit		$ 1,600	$ 1,600